Operating and maintenance costs - Schedule of operating and maintenance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 88,159	$ 76,308
Digital currency mining [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	82,041	73,570
High performance computing hosting [Member]
Operating And Maintenance Costs [Line Items]
Operating and maintenance costs	$ 6,118	$ 2,738